Total
Intermediate Bond Portfolio
Intermediate Bond Portfolio
Investment Goal
This Fund seeks to maximize total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Intermediate Bond Portfolio	I	P
Management Fee	0.40%	0.40%
Service Fee	0.20%	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.64%	0.44%

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Intermediate Bond Portfolio - USD ($)	1 year	3 years	5 years	10 years
I	65	205	357	799
P	45	141	246	554

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 27% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in debt securities. These debt securities will be focused on investment grade intermediate-term debt securities (5 to 10 years to maturity) in order for the Fund to maintain a dollar-weighted average maturity between 3 and 10 years, but may also be invested in long-term debt securities (over 10 years to maturity). These debt securities are comprised of corporate bonds issued by U.S. entities, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed and mortgage-related securities. The Fund may invest a substantial portion of its assets in mortgage-related debt securities in the sub-adviser’s discretion.
The Fund may invest up to 15% of its assets in U.S. dollar-denominated debt securities issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The Fund may focus its investments in one country, in one or more regions, or small groups of countries.
The sub-adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the sub-adviser looks for individual fixed income investments that it believes will perform well over a market cycle. The sub-adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions in offering documents (like term to maturity) of the debt security or instrument and the legal structure (such as priority of payments in a multi-class structure) of the debt security.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic debt market index. The bar chart shows the performance of the Fund’s Class P shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2023: 6.57%; Q1 2022: (5.82%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Intermediate Bond Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
P	Class P (incepted October 23, 2020)	5.95%	(2.50%)	Oct. 23, 2020
I	Class I (incepted November 1, 2021)	5.74%	(3.82%)	Nov. 01, 2021
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)	5.53%	(2.78%)	Oct. 23, 2020